Leases	3 Months Ended
Mar. 31, 2025
Leases
Leases

8. Leases

The Company currently has an operating lease liability relating to its facilities in Kuala Lumpur, Malaysia. The Company terminated its lease agreement for its previous headquarters in Berkely Heights, New Jersey, effective January 31, 2025.

For the three months ended March 31, 2025 and 2024, the Company recognized operating lease expenses of $1,176 and $19,039 respectively, including $0 and $3,011 respectively relating to a short term lease for offices in Dundee, Scotland. Cash payments made during the three months ended March 31, 2025 and 2024 totaled $0 and $19,037, respectively, and were presented within cash outflows from operating activities. The remaining lease term as of March 31, 2025 is approximately 1.9 years for the Kuala Lumpur facility. The discount rate used by the Company in determining the lease liability was 12%.

Remaining lease payments for both facilities are as follows (in $000s):

2025	$8
2026	11
2027	3
Thereafter	—
Total future minimum lease obligation	$22